Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Together Asset Backed Securitisation 2024-1ST2 PLC

10th Floor, 5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Board of Directors of

Together Commercial Finance Limited

Lake View, Lakeside

Cheadle

Cheshire

SK8 3GW

United Kingdom

(“TCFL”)

The Board of Directors

Together Personal Finance Limited

Lake View, Lakeside

Cheadle

Cheshire

SK8 3GW

United Kingdom

(“TPFL” and together with TCFL, the “Sellers”)

Lloyds Bank Corporate Markets plc

25 Gresham Street

London

EC2V 7AE

(“LBCM”, and the “Arranger”)

Banco Santander, S.A.

Ciudad Grupo Santander

Avenida de Cantabria s/n

Edificio Encinar

28660 Boadilla del Monte

Madrid

Spain

(“Banco Santander”)

Natixis

7 Promenade Germaine Sablon

Paris

75013

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© 2024 Deloitte LLP. All rights reserved.

(“Natixis”, and together with LBCM and Banco Santander, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

29 August 2024

Dear Sirs/Madams,

PROPOSED ISSUE BY TOGETHER ASSET BACKED SECURITISATION 2024-1ST2 PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages backed loan notes (the “Loan Pool”), which were agreed to by the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Sellers, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Sellers, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Sellers shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Sellers, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Sellers provided us with a data file ‘TABS 12 Account Numbers for Sample.xlsx’ (the “First Pool Run”) containing an account number for each of the 3,616 account numbers in the Loan Pool.

A random sample of 443 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Sellers then provided the data files ‘TABS_XII_DT Sample_31.07.2024.xlsx’ and ‘Additional Borrower Income.xlsx’ containing information for each loan in the Sample (together, the “Sample Pool”) as at 31 July 2024 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 5 August to 23 August 2024.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.28 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the enquiry/application form, offer letter, loan agreement, subsequent product change sheet, offer acceptance letter, report on title (“RoT”), Together Legal Charge document, Registered Legal Charge, valuation report, valuer’s correspondence, credit report, evidence of income confirmation, income and affordability documents, evidence of identification and the primary systems of record, the loan origination system (“LOS System”) and the servicing system (the “Back Office System”, together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to that shown on the System. We found that the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Borrower(s) Name

Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred.

2.2.1

For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the offer letter or loan agreement. We found that the borrower’s name shown on the System substantially agreed to the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2

For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the RoT, Registered Legal Charge or Together Legal Charge document. We found that the borrower’s name shown on the System substantially agreed to the RoT, Registered Legal Charge or Together Legal Charge document, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Security Address

Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred.

2.3.1

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the valuation report. In the case of an automated valuation model (“AVM”), we confirmed the security address to the “Hometrack” screen on the LoS System. We found that the security address shown on the System substantially agreed to the valuation report or in the case of an AVM, the “Hometrack” screen on the LoS System, except for 1 case.

Deloitte reference	Description of exception
206	Security address shown on the System does not agree with valuation report

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.3.2

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the offer letter or loan agreement. We found that the security address shown on the System substantially agreed to the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.3

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the RoT, Registered Legal Charge or Together Legal Charge document. We found that the security address shown on the System substantially agreed to the RoT, Registered Legal Charge or Together Legal Charge document, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Employment Type

For each loan in the Sample Pool, we confirmed whether the employment type of the primary borrower shown on the Sample Pool agreed to the applicant section within the LOS System or income and affordability documents. Where the loan was not originated on the LOS System, we confirmed whether the employment type of the primary borrower shown on the Sample Pool agreed to the enquiry/application form. We found that the employment type of the primary borrower shown in the Sample Pool agreed to the applicant section within the LOS System, income and affordability documents or the enquiry/application form, except for 4 cases.

Deloitte reference	Description of exception
109	Sample Pool = Self-employed (5); LOS System = Employed (1)

221	Sample Pool = Protected life-time employment (Civil/government servant) (3); LOS System = No employment, borrower is legal entity (6)

225	Sample Pool = Protected life-time employment (Civil/government servant) (3); LOS System = Self-employed (5)

425	Sample Pool = Self-employed (5); Unable to view employment in LOS System

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.5	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed with that shown on the application section within the LOS System. Where the loan was not originated on the LOS System, we confirmed whether the loan purpose shown on the Sample Pool agreed to the enquiry/application form. We found that the loan purpose agreed with that shown on the application section within the LOS System or the enquiry/application form, except for 28 cases.

Deloitte reference	Description of exception
4	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Remortgage (2)

30	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

106	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Purchase (1)

109	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

162	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Purchase (1)

171	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

192	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

196	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

197	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

204	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

207	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

217	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Other (7)

227	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

230	Sample Pool = Purchase (1); LOS System = Re-mortgage with Equity Release (8)

246	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

271	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

286	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

313	Sample Pool = Purchase (1); LOS System = Re-mortgage (2)

314	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

319	Sample Pool = Purchase (1); LOS System = Re-mortgage with Equity Release (8)

335	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Other (7)

341	Sample Pool = Re-mortgage (2); LOS System = Re-mortgage with Equity Release (8)

353	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Other (7)

367	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

402	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

407	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

418	Sample Pool = Purchase (1); LOS System = Re-mortgage with Equity Release (8)

424	Sample Pool = Re-mortgage with Equity Release (8); LOS System = Re-mortgage (2)

As a result of the procedure performed there is a 99% confidence that not more than 10% of the First Pool Run contained errors.

2.6	Document Signatories

2.6.1

For each loan in the Sample Pool, we confirmed whether the offer acceptance letter had been signed in the space designated for the borrower(s). We found that the offer acceptance letter had been signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.2

For each loan in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the surveyor. We found that the valuation report had been signed in the space designated for the surveyor, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Income Confirmation

For each loan in the Sample Pool, we confirmed whether there is evidence on the loan file that income confirmation had been obtained, where required. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate, financial statements, rental confirmation, lease/tenancy agreement and occupational lease report. We found that income confirmation had been obtained, except for 1 case.

Deloitte reference	Description of exception
253	Income confirmation not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8	Credit Search

2.8.1

For each loan in the Sample Pool, we confirmed whether the bankruptcy flag shown on the Sample Pool agreed to the credit report. We found that the bankruptcy flag shown in the Sample Pool agreed to the credit report, except for 1 case.

Deloitte reference	Description of exception
63	Credit report not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.2

For each loan in the Sample Pool, we confirmed whether the number of unsatisfied county court judgements (“CCJs”) shown on the Sample Pool agreed with that shown on the credit report. We found that the number of unsatisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 1 case.

Deloitte reference	Description of exception
63	Credit report not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.3

For each loan in the Sample Pool, we confirmed whether the value of unsatisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the value of unsatisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 1 case.

Deloitte reference	Description of exception
63	Credit report not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.4

For each loan in the Sample Pool, we confirmed whether the number of satisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the number of satisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 1 case.

Deloitte reference	Description of exception
63	Credit report not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.5

For each loan in the Sample Pool, we confirmed whether the value of satisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the value of satisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 1 case.

Deloitte reference	Description of exception
63	Credit report not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.9	Identification Verification

For each loan in the Sample Pool, we confirmed whether an identification verification had been carried out, and evidence of identification had been obtained, where required. Evidence of identification is defined as a copy of photographic identification, such as a passport or driver’s licence or a birth certificate. We found that an identification verification had been carried out, and evidence of identification had been obtained, except for 6 cases.

Deloitte reference	Description of exception
401	Evidence of identification not available

403	Evidence of identification not available

404	Evidence of identification not available

406	Evidence of identification not available for second borrower

423	Evidence of identification not available

439	Evidence of identification not available

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.10	Property Type

For each loan in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed with that shown on the valuation report. In the case of an AVM, we confirmed the property type to the “Hometrack” screen on the LOS System. We found that the property type agreed with that shown on the valuation report or in the case of an AVM, the “Hometrack” screen on the LOS System, except for 1 case.

Deloitte reference	Description of exception
82	Sample Pool = Residential (Terraced House) (4); Valuation report = Residential (Flat/Apartment) (2)

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the total collateral value shown on the valuation report(s) or valuer’s correspondence confirming the valuation(s). In the case of an AVM, we confirmed the valuation amount to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation amount agreed to the total collateral value shown on the valuation report(s), valuer’s correspondence confirming the valuation(s) or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, except for 2 cases.

Deloitte reference	Description of exception
233	Sample Pool = £900,000; Valuation report = £935,000

357	Sample Pool = £900,000; Valuation report = £90,000

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.12	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to, within 3 months of that shown on the valuation report or valuer’s correspondence confirming the valuation. In the case of an AVM, we confirmed the valuation date to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation date agreed to, within 3 months of that shown on the valuation report, valuer’s correspondence confirming the valuation or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, except for 2 cases.

Deloitte reference	Description of exception
154	Sample Pool = 30/08/2019; LOS System = 09/12/2019

323	Sample Pool = 30/05/2023; Valuation report = 30/05/2022

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.13	Valuation Method

For each loan in the Sample Pool, we confirmed whether the valuation method shown on the Sample Pool agreed to that shown on the valuation report. In the case of an AVM, we confirmed the valuation method to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation method agreed to that shown on the valuation report or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, except for 1 case.

Deloitte reference	Description of exception
Extra04	Sample Pool = Other (9); Valuation report = AVM (flag as AVM only if this type of valuation has been used for origination purposes) (4)

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.14	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. In the case of a further advance, we confirmed the amount advanced to the funding section on the LOS System. We found that the amount advanced agreed to that shown on the offer letter, loan agreement or in the case of a further advance, to the funding section on the LOS System, except for 3 cases.

Deloitte reference	Description of exception
30	Sample Pool = £267,250; Offer letter = £269,794

102	Sample Pool = £169,100; Offer letter = £169,228

109	Sample Pool = £186,850; Offer letter = £187,422

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.15	Interest Rate

2.15.1

For each loan in the Sample Pool, we confirmed whether the current interest rate shown on the Sample Pool agreed with the interest rate applicable at the next payment date, as at the Cut-Off Date, shown on the Back Office System. We found that the current interest rate agreed with the interest rate applicable at the next payment date, as at the Cut-Off Date, shown on the Back Office System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.2

For each loan in the Sample Pool, we confirmed whether the interest rate margin shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the interest rate margin agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.3

For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the interest rate type agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the repayment type agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Maturity Date

For each loan in the Sample Pool, we confirmed whether the loan maturity date shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. We found that the loan maturity date agreed with that shown on the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Original Loan Term

For each loan in the Sample Pool, we confirmed whether the original term shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. We found that the original term agreed to that shown on the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Regulated Loan

For each loan in the Sample Pool, we confirmed whether the regulated loan flag shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. We found that the regulated loan flag agreed to that shown on the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Loan Origination Date

2.20.1

For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to within 30 days of the completion date shown on the RoT, the date of the signed RoT, the legal charge registration date on the Registered Legal Charge or the Together Legal Charge document. In the case of a further advance, we confirmed the origination date to the funding section on the LOS System. We found that the origination date agreed to within 30 days of the completion date shown on the RoT, the date of the signed RoT, the transfer of funds agreement, the legal charge registration date on the Registered Legal Charge, the Together Legal Charge document or in the case of a further advance, to the funding section on the LOS System, except for 25 cases.

Deloitte reference	Description of exception
226	Sample Pool = 21/06/2023; RoT = 05/05/2023

228	Origination date not available in documentation

237	Sample Pool = 01/09/2023; RoT = 16/06/2023

253	Sample Pool = 27/07/2023; RoT = 14/06/2023

274	Sample Pool = 14/06/2023; RoT = 21/04/2023

306	Origination date not available in documentation

307	Origination date not available in documentation

Deloitte reference	Description of exception
322	Origination date not available in documentation

344	Sample Pool = 13/10/2023; RoT = 31/08/2023

345	Origination date not available in documentation

354	Origination date not available in documentation

359	Origination date not available in documentation

367	Origination date not available in documentation

378	Origination date not available in documentation

428	Origination date not available in documentation

434	Origination date not available in documentation

435	Origination date not available in documentation

437	Origination date not available in documentation

438	Origination date not available in documentation

439	Origination date not available in documentation

441	Origination date not available in documentation

443	Origination date not available in documentation

Extra11	Sample Pool = 01/09/2023; RoT = 16/06/2023

Extra14	Origination date not available in documentation

Extra15	Origination date not available in documentation

As a result of the procedure performed there is a 99% confidence that not more than 9% of the First Pool Run contained errors.

2.20.2

For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to that shown on the System. We found that the origination date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Current Principal Balance

For each loan in the Sample Pool, we confirmed whether the current principal balance shown on the Sample Pool agreed to the current balance shown on the System as at the Cut-off Date, to within +/- £50. The current principal balance shown on the Sample Pool is capped at the amount advanced, where the current balance is higher than the amount advanced and excludes any costs and charges that have been applied to the loan since origination. We found that the current principal balance agreed to that shown on the System as at the Cut-off Date, to within +/- £50, except for 4 cases.

Deloitte reference	Description of exception
43	Sample Pool = £61,368.44; System = £60,368.44

166	Sample Pool = £17,310.06; System = £16,940.06

247	Sample Pool = £71,142.00; System = £71,324.40

Extra02	Sample Pool = £194,380.00; System = £196,284.22

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.22	Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, except for 4 cases.

Deloitte reference	Description of exception
13	Sample Pool = £0.00; System = £1,005.77

79	Sample Pool = £0.00; System = £ 995.12

100	Sample Pool = £0.00; System = £ 1845.14

176	Sample Pool = £68,905.62; System = £69,005.62

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.23	Last Date of Arrears

For each loan in the Sample Pool, we confirmed whether the last date of arrears shown on the Sample Pool agreed to the last month end the account was in arrears shown on the System. We found that the last date of arrears agreed to the last month end the account was in arrears shown on the System, except for 2 cases.

Deloitte reference	Description of exception
133	Sample Pool = No Data; System = 30/10/2023

291	Sample Pool = No Data; System = 29/02/2024

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.24	Monthly Scheduled Payment

For each loan in the Sample Pool, we confirmed whether the monthly scheduled payment shown on the Sample Pool agreed to that shown on the System. We found that the monthly scheduled payment agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25	First Payment Received

For each loan in the Sample Pool, we confirmed whether the transaction history on the System showed that the first payment had been received in the month following the origination date. We found that the transaction history on the System showed that the first payment had been received in the month following the origination date, except for 1 case.

Deloitte reference	Description of exception
301	First Payment Date = 09/11/2023; Origination Date = 07/09/2023

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.26	Lien

2.26.1

For each loan in the Sample Pool, we confirmed whether the lien held by Together Commercial Finance Limited, Together Personal Finance Limited, Lancashire Mortgage Corporation Limited or Cheshire Mortgage Corporation Limited (together, the “Sellers”) agreed to that shown on the Registered Legal Charge or RoT. We found that the lien held by Together Commercial Finance Limited, Together Personal Finance Limited, Lancashire Mortgage Corporation Limited or Cheshire Mortgage Corporation Limited agreed to that shown on the Registered Legal Charge or RoT, except for 31 cases.

Deloitte reference	Description of exception
104	Registered Legal Charge pending

109	Registered Legal Charge not available and not specified on RoT

139	Registered Legal Charge pending

144	Registered Legal Charge pending

151	Registered Legal Charge not available and not specified on RoT

202	Registered Legal Charge pending

203	Registered Legal Charge pending

213	Registered Legal Charge pending

217	Registered Legal Charge pending

218	Registered Legal Charge pending

219	Registered Legal Charge pending

228	Registered Legal Charge pending

229	Registered Legal Charge pending

247	Registered Legal Charge pending

249	Registered Legal Charge pending

250	Registered Legal Charge pending

267	Registered Legal Charge pending

271	Registered Legal Charge pending

275	Registered Legal Charge pending

282	Registered Legal Charge pending

284	Registered Legal Charge pending

326	Registered Legal Charge pending

331	Registered Legal Charge pending

339	Registered Legal Charge pending

343	Registered Legal Charge pending

349	Registered Legal Charge pending

359	Registered Legal Charge pending

368	Registered Legal Charge pending

395	Registered Legal Charge pending

396	Registered Legal Charge pending

398	Registered Legal Charge pending

As a result of the procedure performed there is a 99% confidence that not more than 11% of the First Pool Run contained errors.

2.27 Shared Ownership

For each loan in the Sample Pool, we confirmed whether the shared ownership shown on the Sample Pool agreed with that shown on the security section within the LOS System. Where the loan was not originated on the LOS System we confirmed whether the shared ownership shown on the Sample Pool agreed to the enquiry/application form. We found that the shared ownership agreed with that shown on the security section within the LOS System or the enquiry/application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.28	Debt Service Coverage Ratio (DSCR)

For each loan in the Sample Pool, we recalculated the DSCR using total annual income, borrower income and payment due shown on the Sample Pool (the “Recalculated DSCR”). We confirmed whether the Recalculated DSCR agreed to the DSCR shown on the Sample Pool, to 2 decimal places. We found that the Recalculated DSCR agreed to the DSCR shown on the Sample Pool, to 2 decimal places, except for 4 cases.

Deloitte reference	Description of exception
20	Sample Pool = 3.16; Recalculated DSCR = 3.55

166	Sample Pool = 5.11; Recalculated DSCR = 7.68

263	Sample Pool = 1.82; Recalculated DSCR = 3.06

321	Sample Pool = 3.02; Recalculated DSCR = 4.36

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 27 August 2024, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP